Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Non-cancellable contractual commitments	$ 8,395	$ 16,422
Payments in respect of developmental milestones	(7,121)	$ (7,371)
Legal proceedings contingent liability [member]
Commitments and Contingencies [Line Items]
Payments in respect of developmental milestones	$ (900)